Expense Example, No Redemption ((WFA Allocation Funds - Retail), USD $)	0 Months Ended
Feb. 01, 2013
(Wells Fargo Diversified Capital Builder Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 198
Expense Example, No Redemption, 3 Years	614
Expense Example, No Redemption, 5 Years	1,056
Expense Example, No Redemption, 10 Years	1,999
(Wells Fargo Diversified Capital Builder Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	614
Expense Example, No Redemption, 5 Years	1,056
Expense Example, No Redemption, 10 Years	2,284
(Wells Fargo Diversified Income Builder Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	186
Expense Example, No Redemption, 3 Years	588
Expense Example, No Redemption, 5 Years	1,016
Expense Example, No Redemption, 10 Years	1,919
(Wells Fargo Diversified Income Builder Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	186
Expense Example, No Redemption, 3 Years	588
Expense Example, No Redemption, 5 Years	1,016
Expense Example, No Redemption, 10 Years	2,207
(Wells Fargo Index Asset Allocation Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	194
Expense Example, No Redemption, 3 Years	606
Expense Example, No Redemption, 5 Years	1,044
Expense Example, No Redemption, 10 Years	1,976
(Wells Fargo Index Asset Allocation Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	194
Expense Example, No Redemption, 3 Years	606
Expense Example, No Redemption, 5 Years	1,044
Expense Example, No Redemption, 10 Years	$ 2,262